Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments under noncancelable operating leases [Abstract]
2014	$ 186.2
2015	139.0
2016	106.7
2017	77.4
2018	59.4
Thereafter	119.7
Total minimum lease payments	688.4
Rental expense [Abstract]
Rental expense for all operating leases	$ 232.9	$ 245.1	$ 254.3